Financial risk management and fair values - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 HKD ($)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Financial risk management and fair values [Line Items]
Cash held at a related party finance entity	[1]		¥ 223,548		¥ 489,027
Term deposits held by related party	[1]		1,387,094		¥ 916,601
Percentage of consolidated current assets				92.00%	92.00%
Annual budget for the aggregate amount deposit with Hailiang Finance						¥ 2,500,000
Borrowings, interest rate basis		10
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		¥ 0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period		0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		¥ 0	¥ 0
Minimum [member]
Financial risk management and fair values [Line Items]
Interest rate on bank deposits		0.30%	0.30%
Maximum [member]
Financial risk management and fair values [Line Items]
Interest rate on bank deposits		2.10%	2.10%
China [member]
Financial risk management and fair values [Line Items]
Bank Deposits, Government Authority Insured Amount					¥ 500
Hong Kong [member]
Financial risk management and fair values [Line Items]
Bank Deposits, Government Authority Insured Amount | $				$ 500

[1]	As of June 30, 2019 and 2020, the Group has cash held at a related party finance entity of RMB223,548 and RMB489,027, respectively. During the year ended June 30, 2019, net amount of RMB517,185 were withdrawn from Hailiang Finance. During the years ended June 30, 2018 and 2020, net amount of RMB679,018 and RMB265,479 were placed with Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2018, 2019 and 2020, term deposits of RMB204,000, RMB4,709,697 and RMB3,808,762 were placed with Hailiang Finance, and RMB401,000, RMB3,526,603 and RMB4,279,255 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2019 and 2020, the Group has term deposits with maturities ranging from three months to one year amounting to RMB1,387,094 and RMB916,601 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2018, 2019 and 2020 amounted to RMB11,464, RMB24,313 and RMB24,798, respectively. Interest receivable as of June 30, 2019 and 2020 amounted to RMB4,916 and RMB4,478, respectively, which was included in "Other receivables due from related parties".